Trade and Other Payables - Summary of Trade and Other Payables (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade accounts payable	$ 225.5	$ 222.6
Employee and payroll liabilities	266.7	263.3
Accrued liabilities	84.2	81.3
Trade and other payables	$ 576.4	$ 567.2